Tangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Tangible Assets Abstract
Schedule of tangible assets

Thousand of Reais
Cost	Land and buildings	Furniture, Equipment, and Vehicles	Leased Fixed Assets	Facilities	Improvements to third party properties	Fixed Assets in Progress	Total
Balance on December 31, 2023	2,644,882	7,896,258	3,266,685	1,870,381	4,075,464	110,171	19,863,841
Additions	440	450,877	130,696	29,535	138,179	105,267	854,993
Write-off	(47,160)	(516,980)	-	(133,840)	(650,968)	(394)	(1,349,343)
Cancellation of lease agreements	-	-	(601,124)	-	-	-	(601,124)
Transfers	-	82,214	-	7,169	20,306	(109,690)	-
Balance on December 31, 2024	2,598,162	7,912,368	2,796,257	1,773,245	3,582,982	105,354	18,768,368

Accumulated depreciation	Land and buildings	Furniture, Equipment, and Vehicles	Leased Fixed Assets	Facilities	Improvements to third party properties	Fixed Assets in Progress	Total
Balance on December 31, 2023	(1,033,630)	(5,386,398)	(1,873,759)	(1,427,031)	(3,052,923)	-	(12,773,741)
Additions	(84,982)	(831,244)	(390,712)	(89,836)	(189,503)	-	(1,586,278)
Write-off	39,899	429,930	527,577	115,207	504,441	-	1,617,053
Balance on December 31, 2024	(1,078,712)	(5,787,712)	(1,736,894)	(1,401,660)	(2,737,986)	-	(12,742,965)

Impairment losses:
Impacts on results	(502)	(447)	-	-	-		(949)
Balance on December 31, 2023	(4,537)	-	-	-	-		(4,537)

Impacts on results	1,034	-	-	-	-		1,034
Balance on December 31, 2024	(3,503)	-	-	-	-		(3,503)

Book Value
Balance on December 31, 2023	1,606,716	2,509,860	1,392,926	443,350	1,022,541	110,171	7,085,564
Balance on December 31, 2024	1,515,947	2,124,656	1,059,363	371,584	844,995	105,354	6,021,900